Share capital	12 Months Ended
Dec. 31, 2019
Share capital
Share capital

Note 21 - Share capital

Accounting policies

Consideration paid and proceeds from selling treasury shares recognized directly in equity within retained losses. Capital reductions through cancellation of treasury shares reduce the share capital by an amount equal to the original cost price of the shares. Dividend payments are recognized as a deduction of equity and a corresponding liability when declared.

Share capital
Share capital at January 1, 2019	30,786,827
Capital increase on March 15, 2019	72,000
Capital increase on March 20, 2019	802,859
Capital increase on April 5, 2019	18,250
Capital increase on May 28, 2019	45,539
Capital increase on June 14, 2019	89,315
Capital increase on August 23, 2019	16,500
Capital increase on September 5, 2019	3,975,000
Capital increase on September 13, 2019	59,171
Capital increase on November 22, 2019	158,225
Capital increase on December 13, 2019	30,975
Share capital at December 31, 2019	36,054,661
Share capital at January 1, 2018	30,751,327
Capital increase on September 14, 2018	7,500
Capital increase on December 14, 2018	28,000
Share capital at December 31, 2018	30,786,827
Share capital at January 1, 2017	26,142,365
Capital increase on March 23, 2017	9,500
Capital increase on April 13, 2017	22,000
Capital increase on May 30, 2017	5,000
Capital increase on June 15, 2017	8,537
Capital increase on August 14, 2017	4,375,000
Capital increase on August 18, 2017	156,250
Capital increase on September 1, 2017	1,500
Capital increase on September 22, 2017	28,675
Capital increase on November 20, 2017	2,500
Share capital at December 31, 2017	30,751,327
Share capital at January 1, 2016	24,352,769
Capital increase on March 30, 2016	46,613
Capital increase on April 14, 2016	50,453
Capital increase on May 26, 2016	43,071
Capital increase on June 16, 2016	41,269
Capital increase on September 6, 2016	7,400
Capital increase on September 23, 2016	45,457
Capital increase on September 29, 2016	1,475,221
Capital increase on November 17, 2016	8,200
Capital increase on November 25, 2016	57,913
Capital increase on December 8, 2016	13,999
Share capital at December 31, 2016	26,142,365
Share capital at January 1, 2015	23,193,047
Capital increase on March 21, 2015	120,833
Capital increase on April 11, 2015	106,220
Capital increase on June 2, 2015	51,487
Capital increase on June 20, 2015	46,521
Capital increase on September 8, 2015	383,190
Capital increase on September 26, 2015	150,702
Capital increase on November 4, 2015	60,843
Capital increase on November 13, 2015	176,456
Capital increase on December 4, 2015	63,470
Share capital at December 31, 2015	24,352,769

The share capital solely consists of one class of ordinary shares all issued of DKK 1 each and all shares rank equally. The shares are negotiable instruments with no restrictions on their transferability. All shares have been fully paid.

On March 20, 2019, a total of 802,859 new shares have been subscribed through a direct share issue to Alexion Pharmaceuticals, Inc. in connection with entering into the license agreement with Zealand Pharma A/S with net proceeds of DKK 85.6 million, including costs of DKK 0 million. On September 5, 2019, a total of 3,975,000 new shares have been subscribed through a private placement and directed share issue to existing shareholder Van Herk Investments B.V. with net proceeds of DKK 545.6 million, including costs of DKK 14.0 million. Other capital increases in 2019 and 2018 related to exercise of warrant programs.

Expenses directly related to capital increases are deducted from equity. In 2019 expenses of DKK 0.4 million (2018: DKK 0.1 million) related to the exercise of warrant programs.

At December 31, 2019, there were 64,223 treasury shares (2018: 64,223), equivalent to 0.2% (2018: 0.2%) of the share capital and corresponding to a market value of DKK 15.1 million (2018: DKK 5.3 million). 22,915 treasury shares have been allocated to performance shares units (PSUs) as part of Zealand Pharma’s long-term incentive program (LTIP) granted June 13, 2019. Of these a total of 19,765 PSU’s remain. See note 6 for a further description of the LTIP program.

Rules on changing the Articles of Association

All resolutions put to the vote of shareholders at general meetings are subject to adoption by a simple majority of votes, unless the Danish Companies Act (Selskabsloven) or our Articles of Association prescribe other requirements.